Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 320,354	$ 264,792	$ 643,553	$ 540,930
Voyage expenses (note 2)	(36,486)	(20,196)	(71,492)	(45,337)
Vessel operating expenses	(110,298)	(89,705)	(225,680)	(168,695)
Time-charter hire expenses	(13,464)	(19,507)	(26,191)	(41,263)
Depreciation and amortization (notes 1 and 2)	(95,440)	(74,287)	(189,744)	(149,013)
General and administrative	(17,890)	(13,379)	(35,676)	(27,996)
(Write-down) and gain on sale of vessels	(178,795)	(1,500)	(207,291)	(1,500)
Restructuring Costs	0	0	0	(450)
(Loss) income from vessel operations	(132,019)	46,218	(112,521)	106,676
FPSO Segment
Segment Reporting Information [Line Items]
(Write-down) and gain on sale of vessels		0
FSO Segment
Segment Reporting Information [Line Items]
(Write-down) and gain on sale of vessels		(1,500)
UMS Segment
Segment Reporting Information [Line Items]
(Write-down) and gain on sale of vessels		0
Towage Segment
Segment Reporting Information [Line Items]
(Write-down) and gain on sale of vessels		0
Conventional Tanker Segment
Segment Reporting Information [Line Items]
(Write-down) and gain on sale of vessels		0
Operating Segments | FPSO Segment
Segment Reporting Information [Line Items]
Revenues	124,053	110,247	258,291	223,102
Voyage expenses (note 2)	0	0	0	0
Vessel operating expenses	(55,040)	(35,079)	(110,719)	(70,172)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization (notes 1 and 2)	(37,179)	(36,497)	(72,013)	(72,999)
General and administrative	(8,140)	(7,070)	(17,331)	(14,900)
(Write-down) and gain on sale of vessels	(180,200)		(180,200)	0
Restructuring Costs				(450)
(Loss) income from vessel operations	(156,506)	31,601	(121,972)	64,581
Operating Segments | Shuttle Tanker Segment
Segment Reporting Information [Line Items]
Revenues	142,047	132,964	285,903	269,197
Voyage expenses (note 2)	(26,951)	(17,319)	(53,838)	(38,597)
Vessel operating expenses	(37,982)	(28,410)	(78,005)	(55,839)
Time-charter hire expenses	(9,277)	(15,387)	(17,879)	(32,085)
Depreciation and amortization (notes 1 and 2)	(39,840)	(30,049)	(81,202)	(60,662)
General and administrative	(6,849)	(3,506)	(12,755)	(6,649)
(Write-down) and gain on sale of vessels	1,405	0	(27,091)	0
Restructuring Costs				0
(Loss) income from vessel operations	22,553	38,293	15,133	75,365
Operating Segments | FSO Segment
Segment Reporting Information [Line Items]
Revenues	33,840	10,798	67,237	22,287
Voyage expenses (note 2)	(202)	(430)	(365)	(755)
Vessel operating expenses	(10,360)	(4,693)	(21,175)	(9,772)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization (notes 1 and 2)	(11,643)	(2,588)	(23,284)	(5,140)
General and administrative	(351)	(409)	(1,095)	(910)
(Write-down) and gain on sale of vessels	0		0	(1,500)
Restructuring Costs				0
(Loss) income from vessel operations	11,284	1,178	21,318	4,210
Operating Segments | UMS Segment
Segment Reporting Information [Line Items]
Revenues	0	3,089	0	3,916
Voyage expenses (note 2)	(4)	0	(35)	0
Vessel operating expenses	(893)	(17,333)	(2,405)	(23,818)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization (notes 1 and 2)	(1,653)	(1,634)	(3,306)	(3,267)
General and administrative	(1,311)	(1,172)	(2,429)	(3,164)
(Write-down) and gain on sale of vessels	0		0	0
Restructuring Costs				0
(Loss) income from vessel operations	(3,861)	(17,050)	(8,175)	(26,333)
Operating Segments | Towage Segment
Segment Reporting Information [Line Items]
Revenues	15,510	4,229	23,121	15,127
Voyage expenses (note 2)	(6,290)	(2,409)	(11,086)	(5,919)
Vessel operating expenses	(6,023)	(4,190)	(13,492)	(9,104)
Time-charter hire expenses	0	0	0	(925)
Depreciation and amortization (notes 1 and 2)	(5,125)	(3,519)	(10,043)	(6,945)
General and administrative	(1,149)	(1,132)	(1,886)	(2,193)
(Write-down) and gain on sale of vessels	0		0	0
Restructuring Costs				0
(Loss) income from vessel operations	(3,077)	(7,021)	(13,386)	(9,959)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	4,904	3,465	9,921	7,301
Voyage expenses (note 2)	(3,039)	(38)	(6,350)	(66)
Vessel operating expenses	0	0	0	10
Time-charter hire expenses	(4,187)	(4,120)	(8,312)	(8,253)
Depreciation and amortization (notes 1 and 2)	0	0	0	0
General and administrative	(90)	(90)	(180)	(180)
(Write-down) and gain on sale of vessels	0		0	0
Restructuring Costs				0
(Loss) income from vessel operations	(2,412)	(783)	(4,921)	(1,188)
Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	(920)	0
Voyage expenses (note 2)	0	0	182	0
Vessel operating expenses	0	0	116	0
Time-charter hire expenses	0	0	0	0
Depreciation and amortization (notes 1 and 2)	0	0	104	0
General and administrative	0	0	0	0
(Write-down) and gain on sale of vessels	0	0	0	0
Restructuring Costs				0
(Loss) income from vessel operations	$ 0	$ 0	$ (518)	$ 0